Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated May 23, 2016 to the

Statutory Prospectus for Class A, Class C, Class R,

Class R6, Class P and Institutional Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI Micro Cap Fund, AllianzGI Ultra Micro Cap Fund and AllianzGI U.S. Small-Cap Growth Fund (each a “Fund” and collectively, the “Funds”)

Effective June 30, 2016, within the Fund Summary relating to each Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to John C. McCraw as a portfolio manager of the Fund.

Corresponding changes are hereby made to the information relating to the Funds contained in the table in the subsection entitled “Management of the Funds — Sub-Advisers — AllianzGI U.S.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated May 23, 2016 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust

Dated April 24, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI Micro Cap Fund, AllianzGI Ultra Micro Cap Fund and AllianzGI U.S. Small-Cap Growth Fund (each a “Fund” and collectively, the “Funds”)

Effective June 30, 2016, the subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to John C. McCraw as a portfolio manager of the Funds.

Please retain this Supplement for future reference.